Goodwill and acquisition-related intangibles - Acquisition-related intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	$ 2,991		$ 3,043
Acquisition-related intangibles, accumulated amortization	768		485
Acquisition-related intangibles, net	2,223		2,558
Amortization of acquisition-related intangibles	336		342		111
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	321
2015	319
2016	319
2017	318
2018	318
Thereafter	628
Developed technology
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	2,157		2,145
Acquisition-related intangibles, accumulated amortization	526		312
Acquisition-related intangibles, net	1,631		1,833
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	821		821
Acquisition-related intangibles, accumulated amortization	239		137
Acquisition-related intangibles, net	582		684
Other intangibles
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	5		46
Acquisition-related intangibles, accumulated amortization	3		36
Acquisition-related intangibles, net	2		10
In-process R&D
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, gross carrying amount	8	[1]	31	[1]
Acquisition-related intangibles, net	$ 8	[1]	$ 31	[1]
Minimum | Developed technology
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	5 years
Minimum | Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	5 years
Minimum | Other intangibles
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	5 years
Maximum | Developed technology
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	10 years
Maximum | Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	8 years
Maximum | Other intangibles
Finite-Lived Intangible Assets, Net [Abstract]
Acquisition-related intangibles, amortization period	5 years

[1]	In-process R&D is not amortized until the associated project has been completed. Alternatively, if the associated project is determined not to be viable, it is expensed.